UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22452
First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust WCM Focused Global Growth Fund
WFGAX | Class A
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of March 2, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Class A	$45(1)	1.30%(2)
(1)	Class A Shares commenced investment operations on March 2, 2026. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WFGAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund (WFGAX)
First Trust WCM Focused Global Growth Fund
WFGCX | Class C
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of March 2, 2026 (commencement of investment operations) to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Class C	$71(1)	2.05%(2)
(1)	Class C Shares commenced investment operations on March 2, 2026. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WFGCX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund (WFGCX)
First Trust WCM Focused Global Growth Fund
WCMGX | Institutional Class
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WCMGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Institutional Class	$51	0.96%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WCMGX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund (WCMGX)
First Trust WCM Focused Global Growth Fund
WFGGX | Investor Class
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Investor Class	$67	1.26%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/WFGGX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Focused Global Growth Fund (WFGGX)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Series Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust WCM Focused Global Growth Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
June 30, 2026

Table of Contents
First Trust WCM Focused Global Growth Fund
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust WCM Focused Global Growth Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust WCM Focused Global Growth Fund
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 92.2%
	Cayman Islands – 1.9%
320,487	Sea Ltd., ADR (c)	$30,712,269
4,227	SharkNinja Hong Kong Co., Ltd. (c)	643,645
		31,355,914
	Germany – 7.2%
146,331	Heidelberg Materials AG (EUR)	27,905,313
480,572	Siemens Energy AG (EUR)	91,041,040
		118,946,353
	India – 1.6%
906,689	ICICI Bank, Ltd., ADR	26,321,182
	Ireland – 6.2%
58,522	Linde PLC	30,369,407
74,976	Seagate Technology Holdings PLC	72,351,840
		102,721,247
	Japan – 0.6%
218,620	Nintendo Co., Ltd. (JPY)	9,163,229
	South Korea – 5.5%
84,011	SK Square Co., Ltd. (KRW)	92,020,052
	Sweden – 2.3%
739,508	Saab AB, Class B (SEK)	38,346,865
	Switzerland – 1.7%
183,030	Novartis AG (CHF)	28,673,190
	Taiwan – 6.0%
1,322,000	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	100,011,614
	United Kingdom – 10.2%
1,052,604	3i Group PLC (GBP)	34,710,192
146,480	AstraZeneca PLC (GBP)	27,396,074
1,510,253	BAE Systems PLC (GBP)	36,940,393
3,572,420	Rolls-Royce Holdings PLC (GBP)	68,454,343
42,343	TechnipFMC PLC	2,807,341
		170,308,343
	United States – 49.0%
43,054	Alphabet, Inc., Class A	15,386,208
43,469	Alphabet, Inc., Class C	15,358,902
256,929	Amazon.com, Inc. (c)	61,236,458
132,229	AppLovin Corp., Class A (c)	68,128,348
107,412	Arthur J. Gallagher & Co.	24,658,573
168,453	C.H. Robinson Worldwide, Inc.	31,726,438
181,370	Cardinal Health, Inc.	43,086,257
269,284	Corning, Inc.	68,783,212
413,222	Corteva, Inc.	34,995,771
70,641	General Electric Co.	26,400,661
247,401	Illumina, Inc. (c)	43,500,518
71,716	LPL Financial Holdings, Inc.	20,200,963
Shares	Description	Value

	United States (Continued)
42,355	McKesson Corp.	$32,003,438
333,640	Medline, Inc., Class A (c)	13,158,761
68,373	Meta Platforms, Inc., Class A	38,513,827
85,983	Microsoft Corp.	32,073,379
196,445	NVIDIA Corp.	39,306,680
103,294	Reinsurance Group of America, Inc.	21,965,469
124,443	Robinhood Markets, Inc., Class A (c)	12,479,144
361,545	Ventas, Inc.	32,105,196
51,589	Vertex Pharmaceuticals, Inc. (c)	25,625,804
97,044	Visa, Inc., Class A	33,294,826
151,600	Welltower, Inc.	34,408,652
72,533	Western Digital Corp.	46,328,278
		814,725,763
	Total Investments – 92.2%	1,532,593,752
	(Cost $1,107,139,384)
	Net Other Assets and Liabilities – 7.8%	129,278,001
	Net Assets – 100.0%	$1,661,871,753

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	63.8%
GBP	10.9
EUR	7.8
TWD	6.5
KRW	6.0
SEK	2.5
CHF	1.9
JPY	0.6
Total	100.0%

See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,532,593,752	$1,532,593,752	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 1,532,593,752
Cash	128,569,559
Foreign currency	127,013
Receivables:
Investment securities sold	3,531,967
Fund shares sold	1,487,295
Dividends	1,251,235
Reclaims	515,431
Prepaid expenses	75,305
Total Assets	1,668,151,557
LIABILITIES:
Payables:
Investment securities purchased	3,444,525
Fund shares redeemed	1,623,414
Investment advisory fees	1,100,495
Administrative fees	58,926
Transfer agent fees	20,724
Audit and tax fees	20,176
12b-1 distribution and service fees	7,034
Custodian fees	2,389
Financial reporting fees	793
Shareholder reporting fees	394
Legal fees	9
Other liabilities	925
Total Liabilities	6,279,804
NET ASSETS	$1,661,871,753
NET ASSETS consist of:
Paid-in capital	$ 1,184,431,951
Par value	446,252
Accumulated distributable earnings (loss)	476,993,550
NET ASSETS	$1,661,871,753
Investments, at cost	$1,107,139,384
Foreign currency, at cost (proceeds)	$121,642
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $10,952 and 294 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$37.23
Maximum sales charge (3.50% of offering price)	1.35
Maximum offering price to public	$38.58
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $92,483 and 2,490 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$37.14
Institutional Shares:
Net asset value and redemption price per share (Based on net assets of $1,626,553,824 and 43,647,618 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$37.27
Investor Shares:
Net asset value and redemption price per share (Based on net assets of $35,214,494 and 974,840 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$36.12
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$ 7,008,289
Interest	795
Foreign withholding tax	(401,422)
Total investment income	6,607,662
EXPENSES:
Investment advisory fees	5,630,677
Administrative fees	283,873
Transfer agent fees	187,138
Registration fees	105,945
Shareholder reporting fees	55,226
12b-1 distribution and/or service fees:
Class A	9
Class C	88
Investor Class	41,177
Commitment and administrative agency fees	36,583
Legal fees	27,600
Audit and tax fees	22,077
Trustees’ fees and expenses	10,579
Custodian fees	7,609
Financial reporting fees	4,959
Listing fees	889
Other	4,859
Total expenses	6,419,288
Fees waived by the investment advisor	(20,339)
Net expenses	6,398,949
NET INVESTMENT INCOME (LOSS)	208,713
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	77,982,624
Foreign currency transactions	113,588
Net realized gain (loss)	78,096,212
Net change in unrealized appreciation (depreciation) on:
Investments	111,584,021
Foreign currency translation	(34,003)
Net change in unrealized appreciation (depreciation)	111,550,018
NET REALIZED AND UNREALIZED GAIN (LOSS)	189,646,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 189,854,943
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$ 208,713	$ (2,677,896)
Net realized gain (loss)	78,096,212	27,503,422
Net change in unrealized appreciation (depreciation)	111,550,018	157,302,843
Net increase (decrease) in net assets resulting from operations	189,854,943	182,128,369
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Institutional Class Shares	—	(48,268,803)
Investor Class Shares	—	(1,446,529)
Total distributions to shareholders from investment operations	—	(49,715,332)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	465,199,269	747,918,321
Proceeds from shares reinvested	—	48,878,650
Cost of shares redeemed	(143,241,979)	(338,368,502)
Net increase (decrease) in net assets resulting from capital transactions	321,957,290	458,428,469
Total increase (decrease) in net assets	511,812,233	590,841,506
NET ASSETS:
Beginning of period	1,150,059,520	559,218,014
End of period	$1,661,871,753	$1,150,059,520
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights
For a Share outstanding throughout the period

Class A Shares	For the Period Ended 6/30/2026 (a) (Unaudited)
Net asset value, beginning of period	$ 33.99
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	3.25
Total from investment operations	3.24
Net asset value, end of period	$37.23
Total return (c)	9.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 11
Ratio of total expenses to average net assets	333.32% (d)
Ratio of net expenses to average net assets	1.30% (d)
Ratio of net investment income (loss) to average net assets	(0.12)% (d)
Portfolio turnover rate	25%

(a)	Class A Shares were initially seeded and commenced investment operations on March 2, 2026.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50%. If the sales charge was included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

Class C Shares	For the Period Ended 6/30/2026 (a) (Unaudited)
Net asset value, beginning of period	$ 33.99
Income from investment operations:
Net investment income (loss) (b)	(0.09)
Net realized and unrealized gain (loss)	3.24
Total from investment operations	3.15
Net asset value, end of period	$37.14
Total return (c)	9.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 92
Ratio of total expenses to average net assets	108.50% (d)
Ratio of net expenses to average net assets	2.05% (d)
Ratio of net investment income (loss) to average net assets	(0.77)% (d)
Portfolio turnover rate	25%

(a)	Class C Shares were initially seeded and commenced investment operations on March 2, 2026.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum deferred sales charge of
1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,			For the Period May 1, 2022 through December 31, 2022 (a)	Year Ended April 30,
Institutional Class Shares		2025	2024	2023		2022	2021
Net asset value, beginning of period	$ 32.76	$ 27.33	$ 21.85	$ 17.28	$ 19.33	$ 25.70	$ 17.63
Income from investment operations:
Net investment income (loss) (b)	0.01	(0.10)	(0.08)	(0.03)	(0.01)	(0.13)	(0.09)
Net realized and unrealized gain (loss)	4.50	7.07	6.90	4.60	(1.44)	(3.60)	8.99
Total from investment operations	4.51	6.97	6.82	4.57	(1.45)	(3.73)	8.90
Distributions paid to shareholders from:
Net investment income	—	(0.19)	(0.21)	—	—	—	—
Net realized gain	—	(1.35)	(1.13)	—	(0.60)	(2.64)	(0.83)
Total distributions	—	(1.54)	(1.34)	—	(0.60)	(2.64)	(0.83)
Net asset value, end of period	$37.27	$32.76	$27.33	$21.85	$17.28	$19.33	$25.70
Total return (c)	13.74%	25.61%	31.03%	26.45%	(7.55)% (d)	(17.09)%	50.89%
Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$ 1,626,554	$ 1,116,857	$ 530,615	$ 387,992	$ 277,438	$ 438,016	$ 468,073
Ratio of total expenses to average net assets	0.96% (e)	0.97%	1.08%	1.14% (f)	1.19% (e)	1.15%	1.19%
Ratio of net expenses to average net assets	0.96% (e)	0.97%	1.03%	1.05% (f)	1.05% (e)	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.04% (e)	(0.31)%	(0.31)%	(0.14)%	(0.12)% (e)	(0.53)%	(0.41)%
Portfolio turnover rate	25%	40%	43%	32%	36% (d)	44%	56%

(a)	Fiscal year end changed to December 31, effective December 14, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Not annualized.
(e)	Annualized.
(f)	If tax reclaim expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
See Notes to Financial Statements

First Trust WCM Focused Global Growth Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,			For the Period May 1, 2022 through December 31, 2022 (a)	Year Ended April 30,
Investor Class Shares		2025	2024	2023		2022	2021
Net asset value, beginning of period	$ 31.81	$ 26.59	$ 21.29	$ 16.88	$ 18.93	$ 25.28	$ 17.39
Income from investment operations:
Net investment income (loss) (b)	(0.05)	(0.19)	(0.15)	(0.07)	(0.04)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	4.36	6.88	6.72	4.48	(1.41)	(3.52)	8.87
Total from investment operations	4.31	6.69	6.57	4.41	(1.45)	(3.71)	8.72
Distributions paid to shareholders from:
Net investment income	—	(0.12)	(0.14)	—	—	—	—
Net realized gain	—	(1.35)	(1.13)	—	(0.60)	(2.64)	(0.83)
Total distributions	—	(1.47)	(1.27)	—	(0.60)	(2.64)	(0.83)
Net asset value, end of period	$36.12	$31.81	$26.59	$21.29	$16.88	$18.93	$25.28
Total return (c)	13.55%	25.24%	30.67%	26.13%	(7.71)% (d)	(17.30)%	50.55%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 35,214	$ 33,203	$ 28,603	$ 38,795	$ 12,943	$ 16,396	$ 21,378
Ratio of total expenses to average net assets	1.26% (e)	1.28%	1.35%	1.39% (f)	1.44% (e)	1.40%	1.44%
Ratio of net expenses to average net assets	1.26% (e)	1.28%	1.30%	1.30% (f)	1.30% (e)	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.30)% (e)	(0.63)%	(0.59)%	(0.39)%	(0.37)% (e)	(0.78)%	(0.66)%
Portfolio turnover rate	25%	40%	43%	32%	36% (d)	44%	56%

(a)	Fiscal year end changed to December 31, effective December 14, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Not annualized.
(e)	Annualized.
(f)	If tax reclaim expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
See Notes to Financial Statements

Notes to Financial Statements
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
1. Organization
First Trust WCM Focused Global Growth Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers four classes of shares: Class A, Class C, Institutional Class and Investor Class. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the equity securities of companies located throughout the world, including the United States. Under normal market conditions, the Fund invests at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States, including emerging and frontier market countries.The Fund’s sub-advisor, WCM Investment Management, LLC (“WCM Investment Management” or the “Sub-Advisor”), considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Sub-Advisor considers a company that has at least 50% of its assets, or derives at least 50% of its revenues from business, outside the United States as doing a substantial amount of business outside the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2025, was as follows:
Distributions paid from:
Ordinary income	$22,149,851
Capital gains	27,565,481
Return of capital	—

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
As of December 31, 2025, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	301,973,381
Total accumulated earnings (losses)	301,973,381
Other	(14,834,774)
Paid-in capital	862,920,913
Total net assets	$1,150,059,520
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, the Fund had no non-expiring net capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Fund incurred and elected to defer net late year ordinary losses in the amount of $8,118,423 and capital losses in the amount of $6,716,351.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended April 30, 2022, and December 31, 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,107,139,384	$459,890,018	$(34,435,650)	$425,454,368
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $10,000.
WCM Investment Management serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee equal to 50% of the monthly management fee paid to First Trust, less the Sub-Advisor’s share of Fund expenses. The sub-advisory fee is paid by First Trust out of its investment advisory fee.
First Trust and the Sub-Advisor have agreed to waive fees and/or reimburse Fund expenses to the extent necessary, through May 1, 2028, to prevent the total annual fund operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of any class of shares of the Fund. Fees waived or expenses borne by the Fund’s investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations.
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class A	294	$10,000	—	$—
Class C	3,189	113,100	—	—
Institutional Class	13,604,634	461,105,181	23,879,190	729,621,839
Investor Class	119,880	3,970,988	612,746	18,296,482
Total Sales	13,727,997	$465,199,269	24,491,936	$747,918,321
Dividend Reinvestment:
Class A	—	$—	—	$—
Class C	—	—	—	—
Institutional Class	—	—	1,456,718	47,441,365
Investor Class	—	—	45,402	1,437,285
Total Dividend Reinvestment	—	$ —	1,502,120	$48,878,650
Redemptions:
Class A	—	$—	—	$—
Class C	(699)	(25,000)	—	—
Institutional Class	(4,045,249)	(137,022,073)	(10,664,948)	(317,986,336)
Investor Class	(188,890)	(6,194,906)	(690,170)	(20,382,166)
Total Redemptions	(4,234,838)	$ (143,241,979)	(11,355,118)	$ (338,368,502)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2026, were $536,004,264 and $316,129,955, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, and 0.25% of their average daily net assets each year for Class A, Class C, and Investor Class, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Institutional Class has no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. These fees are reflected in the Statement of Operations in the “Commitment and administrative agency fee” line item.To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended June 30, 2026.

Notes to Financial Statements (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Series Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Trust, on behalf of First Trust WCM Focused Global Growth Fund (the “Fund”), and First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and WCM Investment Management, LLC (the “Sub-Advisor”).  The Board approved the continuation of the Agreements for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026.  The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by the Fund and the sub-advisory fee rate as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs.  The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor.  Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective.  The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements.  The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services.  The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.

Other Information (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex.  With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments.  In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory and sub-advisory fee rates payable under the Agreements for the services provided.  The Board noted that the sub-advisory fee is paid by the Advisor from its advisory fee.  The Board considered that the Advisor agreed to extend the current expense caps for each share class through May 1, 2028.  The Board noted that fees waived or expenses borne by the Advisor and the Sub-Advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund and non-fund clients, as applicable.  With respect to the Expense Group, the Board discussed with the Advisor limitations in creating a relevant peer group for the Fund, including that not all peer funds employ an advisor/sub-advisor management structure.  The Board took these limitations into account in considering the peer data.  Based on the information provided, the Board noted that the contractual advisory fee rate payable by the Fund was above the median contractual advisory fee of the peer funds in the Expense Group.  The Board also noted that the Fund’s total (net) expense ratio (Investor Class shares) was above the median total (net) expense ratio of the peer funds in the Expense Group.  With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability.  In considering the advisory fee rate overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund.  The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund.  The Board determined that this process continues to be effective for reviewing the Fund’s performance.  The Board also received and reviewed information comparing the Fund’s performance for periods ended December 31, 2025 to the performance of the funds in the Performance Universe and to that of a benchmark index.
On the basis of all the information provided on the fees, expenses and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the advisory and sub-advisory fees for the Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale.  The Board noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff.  The Board concluded that the advisory fee rate for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2025 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board noted that in addition to the advisory fees paid by the Fund, FTP is compensated for services provided to the Fund through 12b-1 distribution and service fees and that the Advisor receives compensation from the Fund for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Other Information (Continued)
First Trust WCM Focused Global Growth Fund
June 30, 2026 (Unaudited)
The Board considered the Sub-Advisor’s statements to the effect that the Fund has benefited from economies of scale in certain aspects. The Board also noted the Sub-Advisor has continued to build infrastructure, including technology, to improve the services to the Fund and expenses related to providing services are expected to remain approximately the same over the next twelve months.  The Board noted that the Advisor pays the Sub-Advisor from its advisory fee and its understanding that the Fund’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of the Sub-Advisor with respect to the Fund.  The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by the Sub-Advisor from its relationship with the Fund, including that the Sub-Advisor enters into soft-dollar arrangements in connection with the Fund, and considered a summary of such arrangements. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 3, 2026

* Print the name and title of each signing officer under his or her signature.